Schedule of increase / (decrease) in net earnings (Details)	Dec. 31, 2024	Dec. 31, 2023
Australian Dollar [Member]
IfrsStatementLineItems [Line Items]
Depreciates 10%		(1,000)
Appreciates 10%		1
Canadian Dollar [Member]
IfrsStatementLineItems [Line Items]
Depreciates 10%	78,000	64,000
Appreciates 10%	(78)	(64)
Euro [Member]
IfrsStatementLineItems [Line Items]
Depreciates 10%	(9,000)	(7,000)
Appreciates 10%	9	7
British Pound [Member]
IfrsStatementLineItems [Line Items]
Depreciates 10%	(6,000)	2,000
Appreciates 10%	6	(2)
Indonesian Rupiah [Member]
IfrsStatementLineItems [Line Items]
Depreciates 10%	(268,000)	18,000
Appreciates 10%	268	(18)
Czech Republic Koruna [Member]
IfrsStatementLineItems [Line Items]
Depreciates 10%	23,000	(29,000)
Appreciates 10%	(23)	29